Taxes - Summary of Other Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other taxes [line items]
Current assets, other taxes	$ 1,958	$ 1,900
Non-current assets, other taxes	3,075	3,141
Current liabilities, other taxes	4,548	3,628
Non-current liabilities, other taxes	86	20
Brazil [member]
Disclosure of other taxes [line items]
Current assets, other taxes	1,938	1,866
Non-current assets, other taxes	3,061	3,129
Current liabilities, other taxes	4,520	3,595
Non-current liabilities, other taxes	86	20
Brazil [member] | Current / Deferred ICMS (VAT) [Member]
Disclosure of other taxes [line items]
Current assets, other taxes	934	969
Non-current assets, other taxes	707	676
Current liabilities, other taxes	1,021	1,078
Brazil [member] | Current / Deferred PIS and COFINS [Member]
Disclosure of other taxes [line items]
Current assets, other taxes	820	710
Non-current assets, other taxes	2,282	2,262
Current liabilities, other taxes	820	463
Brazil [member] | CIDE [Member]
Disclosure of other taxes [line items]
Current assets, other taxes	14	22
Current liabilities, other taxes	104	118
Brazil [member] | Production taxes [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes	1,605	1,232
Brazil [member] | Withholding income taxes [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes	157	486
Brazil [member] | Tax settlement programs - PRT [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes	648	28
Brazil [member] | Others [member]
Disclosure of other taxes [line items]
Current assets, other taxes	170	165
Non-current assets, other taxes	72	191
Current liabilities, other taxes	165	190
Non-current liabilities, other taxes	86	20
Foreign countries [member]
Disclosure of other taxes [line items]
Current assets, other taxes	20	34
Non-current assets, other taxes	14	12
Current liabilities, other taxes	$ 28	$ 33